Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Inventories
(a)	Inventories in the consolidated statements of financial position comprise:

	As at 31 December 2021			As at 31 December 2022
	Gross carrying amount	Provision for diminution in value of inventories	Carrying amount	Gross carrying amount	Provision for diminution in value of inventories	Carrying amount
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Raw materials	4,391,555	(13,406)	4,378,149	5,700,215	(26,491)	5,673,724
Work in progress	795,791	(105,450)	690,341	756,007	(237,959)	518,048
Finished goods	709,990	(45,950)	664,040	1,096,623	(182,035)	914,588
Spare parts and consumables	249,456	(58,461)	190,995	246,161	(58,461)	187,700

	6,146,792	(223,267)	5,923,525	7,799,006	(504,946)	7,294,060